FINANCIAL INSTRUMENTS - Sensitivity (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
6.75% $100M convertible debentures
Disclosure of sensitivity:
Financial liabilities, fair value	$ 100.0	$ 100.0
Interest rate	6.75%	6.75%
6.75% $160M convertible debentures
Disclosure of sensitivity:
Financial liabilities, fair value	$ 160.0	$ 160.0
Interest rate	6.75%	6.75%
Level 3 of fair value hierarchy
Disclosure of sensitivity:
Percentage of extrapolation	5.00%	5.00%
Increase in risk variable, impact on other comprehensive loss		$ 6.5
Decrease in risk variable, impact on other comprehensive loss		$ 26.3
Level 1 of fair value hierarchy
Disclosure of sensitivity:
Interest rate	10.25%	10.25%
Level 1 of fair value hierarchy | 6.75% $100M convertible debentures
Disclosure of sensitivity:
Interest rate	8.75%	8.75%
Level 1 of fair value hierarchy | 6.75% $160M convertible debentures
Disclosure of sensitivity:
Financial liabilities, fair value	$ 160.0	$ 160.0
Interest rate	6.50%	6.50%
Cash flow hedges | Not later than one year | Bottom of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		50.00%
Cash flow hedges | Not later than one year | Top of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		100.00%
Cash flow hedges | Later than one year and not later than two years | Bottom of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		0.00%
Cash flow hedges | Later than one year and not later than two years | Top of range
Disclosure of sensitivity:
Hedge (as percent of cross border cash flow)		50.00%
Commodity price risk
Disclosure of sensitivity:
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax	$ 138.8
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax	$ 136.2
Commodity price risk | Level 3 of fair value hierarchy
Disclosure of sensitivity:
Percentage of increase, liabilities	10.00%	10.00%	10.00%
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax		$ 139.2
Increase (decrease), due to decrease, liabilities, impact on profit or loss before tax		$ 136.6
Currency risk
Disclosure of sensitivity:
Percentage of increase, liabilities	5.00%	5.00%
Interest rate risk
Disclosure of sensitivity:
Increase (decrease) due to increase, liabilities, impact on profit or loss before tax		$ 3.6	$ 2.4
Percentage of decrease, liabiities	1.00%	1.00%
Supplier risk
Disclosure of sensitivity:
Financial assets, at fair value	$ 1.1	$ 1.1	23.8
Credit risk
Disclosure of sensitivity:
Counter party credit risk	$ 38.1	$ 38.1	$ 65.1